Accounting for Transmission Line projects Entered into by the Group - Schedule of Movement of Contract Assets (Detail) ₨ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about service concession arrangements [line items]
Balance at the beginning of the year		₨ 7,711	$ 93	₨ 0
Recognition of contract assets		4,153	50	7,557
Unwinding of contract assets		530	6	154
Contract assets	₨ 1,716	1,716		7,711	$ 21
Balance at the end of the year	1,716	1,716	21	7,711
Non-current	1,500	1,500		7,139	18
Current	216	216		572	$ 3
BOOM Model
Disclosure of detailed information about service concession arrangements [line items]
Balance at the beginning of the year		0
Contract assets				0
Derecognition of contract asset for BOOM projects	₨ (10,583)	₨ (10,678)	$ (128)
Balance at the end of the year				₨ 0